Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Proceeds from exercise of options		$ 85	$ 392
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares	0	624	85,521
Share based compensation by share based award share options excercised weighted average exercise price			$ 4.6
Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares			6,130
Number of shares issued and fully paid exchange ratio pursuant to business combination			0.071679
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		389	4,990
Share based compensation by share based award share options excercised weighted average exercise price		$ 28	$ 1
Exercise Price One [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares			358
Share based compensation by share based award share options excercised weighted average exercise price			$ 14
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		162	70,885
Share based compensation by share based award share options excercised weighted average exercise price		$ 293	$ 2
Exercise Price Two [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares			5,081
Share based compensation by share based award share options excercised weighted average exercise price			$ 28
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		41	1,011
Share based compensation by share based award share options excercised weighted average exercise price		$ 363	$ 21
Exercise Price Three [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares			72
Share based compensation by share based award share options excercised weighted average exercise price			$ 293
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		32	8,635
Share based compensation by share based award share options excercised weighted average exercise price		$ 432	$ 26
Exercise Price Four [Member] | Business Combination [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares			619
Share based compensation by share based award share options excercised weighted average exercise price			$ 363